UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4809

Liberty All-Star Equity Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/06

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

Schedule of Investments as of March 31, 2006 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.8%)
CONSUMER DISCRETIONARY (16.6%)

Auto Components (1.6%)
Johnson Controls, Inc.	98,525	$7,481,003
Magna International, Inc., Class A	154,675	11,707,351
Visteon Corp. (a)	565,750	2,602,450
		21,790,804

Automobiles (0.5%)
Honda Motor Co., Ltd. (b)	227,650	7,048,044

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A (a)	19,440	1,020,794
H&R Block, Inc.	43,000	930,950
		1,951,744

Hotels, Restaurants & Leisure (3.0%)
Carnival Corp.	143,300	6,788,121
GTECH Holdings Corp.	37,750	1,285,388
Harrah’s Entertainment, Inc.	88,000	6,860,480
Hilton Hotels Corp.	356,425	9,074,580
Starbucks Corp. (a)	449,220	16,908,641
		40,917,210

Household Durables (1.1%)
Newell Rubbermaid, Inc.	115,400	2,906,926
Whirlpool Corp.	139,950	12,801,227
		15,708,153

Internet & Catalog Retail (2.5%)
Amazon.com, Inc. (a)	312,900	11,423,979
eBay, Inc. (a)	597,400	23,334,444
		34,758,423

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Media (4.1%)
Comcast Corp., Class A (a)	340,000	$8,880,800
Getty Images, Inc. (a)	59,300	4,440,384
Interpublic Group of Companies, Inc. (a)	471,836	4,510,752
Liberty Global, Inc., Class A (a)	143,787	2,943,320
Liberty Global, Inc. Series C (a)	151,587	2,993,843
Liberty Media Corp., Class A (a)	860,586	7,065,411
Pixar, Inc. (a)	91,800	5,888,052
Time Warner, Inc.	580,000	9,738,200
The Walt Disney Co.	189,000	5,271,210
XM Satellite Radio Holdings, Inc., Class A (a)	144,080	3,208,662
Yell Group PLC	81,225	768,468
		55,709,102

Multi-line Retail (1.1%)
Kohl’s Corp. (a)	96,500	5,115,465
Wal-Mart Stores, Inc.	206,000	9,731,440
		14,846,905

Specialty Retail (2.6%)
AutoZone, Inc. (a)	49,600	4,944,624
GameStop Corp., Class A (a)	76,250	3,594,425
The Gap, Inc.	490,000	9,153,200
Ross Stores, Inc.	300,000	8,757,000
TJX Companies, Inc.	357,075	8,862,601
		35,311,850

Textiles, Apparel & Luxury Goods (0.0%)
VF Corp.	4,000	227,600

CONSUMER STAPLES (2.1%)

Food & Staples Retailing (0.4%)
Walgreen Co.	127,900	5,516,327

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Food Products (1.7%)
Dean Foods Co. (a)	49,950	$1,939,558
General Mills, Inc.	43,700	2,214,716
Sara Lee Corp.	617,175	11,035,089
Tate & Lyle PLC (b)	184,575	7,312,308
Tyson Foods, Inc., Class A	41,900	575,706
		23,077,377

ENERGY (4.7%)

Energy Equipment & Services (3.5%)
Halliburton Co.	144,000	10,514,880
National-Oilwell Varco, Inc. (a)	110,000	7,053,200
Schlumberger Ltd.	182,435	23,090,798
Tidewater, Inc.	137,000	7,566,510
		48,225,388

Oil, Gas & Consumable Fuels (1.2%)
BP PLC (b)	88,200	6,080,508
ChevronTexaco Corp.	76,000	4,405,720
Newfield Exploration Co. (a)	130,000	5,447,000
		15,933,228
FINANCIALS (23.8%)

Capital Markets (2.3%)
Merrill Lynch & Co., Inc.	100,500	7,915,380
Morgan Stanley	383,925	24,118,169
		32,033,549

Commercial Banks (3.3%)
Bank of America Corp. (c)	170,000	7,741,800
Bank of New York Co., Inc.	261,000	9,406,440
Comerica, Inc.	117,925	6,836,112
Commerce Bancorp, Inc.	246,130	9,020,664

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Commercial Banks (continued)
Hudson City Bancorp, Inc.	112,250	$1,491,803
North Fork Bancorporation, Inc.	352,475	10,161,854
Sovereign Bancorp, Inc.	29,400	644,154
		45,302,827

Consumer Finance (0.5%)
SLM Corp.	137,300	7,131,362

Diversified Financial Services (3.8%)
CIT Group, Inc.	58,300	3,120,216
Citigroup, Inc.	428,975	20,260,489
JPMorgan Chase & Co.	707,575	29,463,423
		52,844,128

Insurance (8.2%)
Ace Ltd.	105,000	5,461,050
AFLAC, Inc.	62,300	2,811,599
Allstate Corp.	223,275	11,634,860
American International Group, Inc.	203,850	13,472,446
Aon Corp.	140,650	5,838,382
Genworth Financial, Inc., Class A	200,950	6,717,759
Marsh & McLennan Companies, Inc.	276,000	8,103,360
MetLife, Inc.	200,750	9,710,278
The Progressive Corp.	205,105	21,384,247
RenaissanceRe Holdings Ltd.	60,675	2,646,644
Torchmark Corp.	212,875	12,155,162
UnumProvident Corp.	72,400	1,482,752
XL Capital Ltd., Class A	173,600	11,129,496
		112,548,035

Real Estate (0.9%)
Annaly Mortgage Management, Inc., REIT	427,475	5,189,546
Host Marriott Corp., REIT	120,850	2,586,190

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Real Estate (continued)
The St. Joe Co.	10,425	$655,107
Trizec Properties, Inc., REIT	171,775	4,419,771
		12,850,614

Thrifts & Mortgage Finance (4.8%)
Countrywide Financial Corp.	631,525	23,176,968
Fannie Mae	464,941	23,897,967
Freddie Mac	214,950	13,111,950
The PMI Group, Inc.	37,800	1,735,776
Washington Mutual, Inc.	79,637	3,394,129
		65,316,790

HEALTH CARE (11.9%)

Biotechnology (4.1%)
Amgen, Inc. (a)	184,800	13,444,200
Genentech, Inc. (a)	254,615	21,517,514
Genzyme Corp. (a)	114,800	7,716,856
Invitrogen Corp. (a)	87,000	6,101,310
MedImmune, Inc. (a)	214,200	7,835,436
		56,615,316

Health Care Equipment & Supplies (1.6%)
Boston Scientific Corp. (a)	350,000	8,067,500
St. Jude Medical, Inc. (a)	147,300	6,039,300
Varian Medical Systems, Inc. (a)	135,000	7,581,600
		21,688,400

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	332,300	16,040,121
Cerner Corp. (a)	84,000	3,985,800
HCA, Inc.	116,325	5,326,522
Triad Hospitals, Inc. (a)	119,875	5,022,762
		30,375,205

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Pharmaceuticals (4.0%)
Barr Pharmaceuticals, Inc. (a)	45,000	$2,834,100
Bristol-Myers Squibb Co.	411,050	10,115,940
Eli Lilly and Co.	100,000	5,530,000
Johnson & Johnson	126,250	7,476,525
Pfizer, Inc.	743,300	18,523,036
Wyeth	206,000	9,995,120
		54,474,721

INDUSTRIALS (12.5%)

Aerospace & Defense (3.1%)
The Boeing Co.	153,625	11,971,996
Bombardier, Inc., Class B	1,140,225	3,319,574
Goodrich Corp.	74,175	3,234,772
Honeywell International, Inc.	140,000	5,987,800
L-3 Communications Holdings, Inc.	82,000	7,034,780
Rockwell Collins, Inc.	80,000	4,508,000
United Technologies Corp.	110,000	6,376,700
		42,433,622

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	110,000	5,399,900
Expeditors International of Washington, Inc.	78,995	6,824,378
		12,224,278

Airlines (0.1%)
Southwest Airlines Co.	106,100	1,908,739

Building Products (0.1%)
American Standard Companies, Inc.	44,200	1,894,412

Commercial Services & Supplies (0.6%)
Monster Worldwide, Inc. (a)	177,000	8,825,220

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Construction & Engineering (0.7%)
Jacobs Engineering Group, Inc. (a)	107,000	$9,281,180

Electrical Equipment (1.6%)
American Power Conversion Corp.	383,000	8,851,130
Emerson Electric Co.	82,000	6,857,660
Rockwell Automation, Inc.	90,000	6,471,900
		22,180,690

Industrial Conglomerates (2.9%)
3M Co.	90,000	6,812,100
General Electric Co.	421,600	14,663,248
Tyco International Ltd.	670,300	18,017,664
		39,493,012

Machinery (1.2%)
Caterpillar, Inc.	125,000	8,976,250
Navistar International Corp. (a)	289,075	7,972,689
		16,948,939

Road & Rail (1.3%)
CSX Corp.	175,875	10,517,325
Swift Transportation Co., Inc. (a)	53,675	1,166,358
Union Pacific Corp.	63,000	5,881,050
		17,564,733

INFORMATION TECHNOLOGY (22.1%)

Communications Equipment (3.2%)
Cisco Systems, Inc. (a)	377,200	8,173,924
Lucent Technologies, Inc. (a)	3,238,200	9,876,510
Motorola, Inc.	380,000	8,705,800
QUALCOMM, Inc.	331,700	16,787,337
		43,543,571

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Computers & Peripherals (2.8%)
Dell, Inc. (a)	260,300	$7,746,528
EMC Corp. (a)	547,500	7,462,425
Hewlett-Packard Co.	246,525	8,110,673
Network Appliance, Inc. (a)	429,715	15,482,631
		38,802,257

Electronic Equipment & Instruments (3.4%)
Agilent Technologies, Inc. (a)	368,106	13,822,380
AU Optronics Corp. (b)	459,530	6,851,592
Avnet, Inc. (a)	236,175	5,994,122
Celestica, Inc. (a)	342,950	3,926,778
Symbol Technologies, Inc.	724,000	7,659,920
Vishay Intertechnology, Inc. (a)	600,000	8,544,000
		46,798,792

Internet Software & Services (3.1%)
Akamai Technologies, Inc. (a)	320,000	10,524,800
Google, Inc., Class A (a)	32,000	12,480,000
VeriSign, Inc. (a)	140,000	3,358,600
Yahoo!, Inc. (a)	508,800	16,413,888
		42,777,288

IT Services (1.3%)
Accenture Ltd., Class A	175,000	5,262,250
BearingPoint, Inc. (a)	595,680	5,057,323
Computer Sciences Corp. (a)	50,950	2,830,273
Convergys Corp. (a)	36,025	656,015
First Data Corp.	90,000	4,213,800
		18,019,661

Semiconductors & Semiconductor Equipment (3.6%)
Analog Devices, Inc.	155,000	5,934,950
Broadcom Corp., Class A (a)	217,500	9,387,300

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	372,000	$7,198,200
International Rectifier Corp. (a)	139,628	5,784,788
Maxim Integrated Products, Inc.	100,050	3,716,857
Novellus Systems, Inc. (a)	319,300	7,663,200
Texas Instruments, Inc.	240,000	7,792,800
Xilinx, Inc.	104,600	2,663,116
		50,141,211

Software (4.7%)
Activision, Inc. (a)	90,300	1,245,237
Adobe Systems, Inc.	201,570	7,038,824
Autodesk, Inc.	158,000	6,086,160
CA, Inc.	301,183	8,195,190
Cognos, Inc. (a)	135,000	5,251,500
Electronic Arts, Inc. (a)	158,600	8,678,592
Microsoft Corp.	676,675	18,412,327
Oracle Corp. (a)	236,025	3,231,182
Salesforce.com, Inc. (a)	185,500	6,739,215
		64,878,227

MATERIALS (1.7%)

Chemicals (1.0%)
Chemtura Corp.	27,025	318,355
Cytec Industries, Inc.	31,200	1,872,312
Lyondell Chemical Co.	41,025	816,398
The Mosaic Co. (a)	296,650	4,256,927
Praxair, Inc.	134,000	7,390,100
		14,654,092

Containers & Packaging (0.2%)
Pactiv Corp. (a)	97,075	2,382,221

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Paper & Forest Products (0.5%)
International Paper Co.	199,757	$6,905,599

TELECOMMUNICATION SERVICES (0.2%)

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc., Special Common Shares	71,225	2,688,744

UTILITIES (2.2%)

Independent Power Producers (1.1%)
Reliant Energy, Inc. (a)	1,462,700	15,475,366

Multi-Utilities (1.1%)
Sempra Energy	199,800	9,282,708
Wisconsin Energy Corp.	146,075	5,841,539
		15,124,247
TOTAL COMMON STOCKS (COST OF $1,181,781,006)		1,347,149,203

PREFERRED STOCK (0.1%)

CONSUMER DISCRETIONARY (0.1%)

Automobiles (0.1%)
General Motors Corp. Series C (cost of $1,300,532)	73,700	1,278,695

	INTEREST RATE	MATURITY DATE	PAR VALUE
CONVERTIBLE BONDS (0.2%)
INDUSTRIALS (0.2%)

Airlines (0.2%)

AMR Corp. (cost of $2,026,759)	4.25%	09/23/23	$1,894,000	3,189,022

See Notes to Schedule of Investments.

	PAR VALUE	MARKET VALUE
SHORT-TERM INVESTMENT (1.6%)
REPURCHASE AGREEMENT (1.6%)

Repurchase agreement with State Street Bank & Trust Co., dated 03/31/06, due 04/03/06 at 4.37%, collateralized by several U.S. Treasury Bonds with various maturity dates, market value of $22,273,947 (repurchase proceeds $21,831,948)

(Cost of $21,824,000)	$21,824,000	$21,824,000

TOTAL INVESTMENTS (99.7%) (COST OF $1,206,932,297)		1,373,440,920

OTHER ASSETS & LIABILITIES, NET (0.3%)		4,441,866

NET ASSETS (100.0%)		$1,377,882,786

NET ASSET VALUE PER SHARE (154,598,224 SHARES OUTSTANDING)		$8.91

NOTES TO SCHEDULE OF INVESTMENTS:

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”), based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

(a) Non-income producing security.
(b) Represents an American Depositary Receipt.
(c) Investments in affiliates during the three months ended March 31, 2006

Security name:	Bank of America Corp.
Shares as of 12/31/05:	170,000
Shares purchased:
Shares sold:
Shares as of 03/31/06:	170,000
Net realized gain:
Dividend income earned:	$85,000
Value at end of period:	$7,741,800

Gross unrealized appreciation and depreciation of investments at March 31, 2006 is as follows:

	Gross unrealized appreciation	$241,098,599
	Gross unrealized depreciation	(74,589,976)
	Net unrealized appreciation	$166,508,623

Acronym	Name

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty All-Star Equity Fund

By (Signature and Title)	/S/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	May 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 25, 2006